SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Subsequent to September 30, 2024, the Company issued 702,500 common shares through the exercise of 702,500 stock options at an average exercise price of C$1.15 for proceeds of C$806

Subsequent to September 30, 2024, the Company issued 4,288,100 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $5,827.